Taxation, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets [Abstract]
Net operating losses	$ 18.6	$ 12.6	$ 0.0
Excess of tax basis over book basis of Property, Plant and Equipment	66.9	75.8	0.0
Other	5.4	2.0	0.0
Deferred tax assets	90.9	90.4	0.0
Less: Valuation allowance	(89.7)	(87.8)	0.0
Net deferred tax assets	1.3	2.6	0.0
Deferred tax liabilities [Abstract]
Deferred tax liabilities	0.0	0.0	0.0
Net deferred tax asset (liabilities)	$ 1.3	$ 2.6	$ 0.0